Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.30%
Brazil: 5.74%
Atacadao SA (Consumer staples, Consumer staples distribution & retail)	8,727,000	$18,336,846
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	20,185,515	53,332,067
Banco Bradesco SA ADR (Financials, Banks)	5,976,276	18,526,455
Cia Brasileira de Aluminio (Materials, Metals & mining)	5,132,562	4,164,561
Diagnosticos da America SA (Health care, Health care providers & services)†	3,700,673	6,012,921
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	33,701,316	26,392,925
Lojas Renner SA (Consumer discretionary, Specialty retail)	8,956,892	29,016,251
Magazine Luiza SA (Consumer discretionary, Broadline retail)†	22,599,800	9,579,279
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,696,906	9,542,185
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	562,079	9,594,688
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,046,720	10,451,723
Suzano SA (Materials, Paper & forest products)	646,000	6,730,688
Vale SA ADR (Materials, Metals & mining)	1,174,498	16,078,878
		217,759,467
Chile: 2.20%
Banco Santander Chile ADR (Financials, Banks)	1,190,492	21,762,194
Falabella SA (Consumer discretionary, Broadline retail)†	19,096,599	45,326,070
Sociedad Quimica y Minera de Chile SA ADR (Industrials, Electrical equipment)	389,691	16,394,300
		83,482,564
China: 17.55%
Agora, Inc. ADR (Information technology, Software)†	1,224,765	3,429,342
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	3,230,000	28,969,785
Alibaba Group Holding Ltd. ADR (Consumer discretionary, Broadline retail)	940,837	67,900,206
Bilibili, Inc. ADR (Communication services, Entertainment)†	1,715,483	15,559,431
China Literature Ltd. (Communication services, Media)144A†	4,816,168	14,008,080
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	12,373,400	4,352,084
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	21,173,548
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	2,531,768	7,671,257
Hua Medicine (Health care, Pharmaceuticals)144A†	8,733,136	1,902,357
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	16,550,000	15,998,279
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	10,765,207	22,997,948
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	4,809,070	38,680,422
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
China(continued)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	35,410,600	$22,692,279
Tencent Holdings Ltd. (Communication services, Interactive media & services)	4,092,700	142,062,939
Tencent Music Entertainment Group ADR (Communication services, Entertainment)†	4,136,209	38,880,365
Tongdao Liepin Group (Communication services, Interactive media & services)†	1,636,260	811,262
Trip.com Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	945,178	34,555,708
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	5,122,500	29,232,652
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)†	2,998,967	47,653,586
Want Want China Holdings Ltd. (Consumer staples, Food products)	76,125,800	41,967,805
Weibo Corp. ADR (Communication services, Interactive media & services)	2,071,212	16,776,817
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services)144A†	4,652,000	12,241,898
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	17,421,900	27,448,693
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)♠†	2,439,291	2,975,935
Zhou Hei Ya International Holdings Co. Ltd. (Consumer staples, Food products)144A	25,612,726	5,708,303
		665,650,981
Colombia: 0.41%
Bancolombia SA ADR (Financials, Banks)	499,100	15,701,686
Hong Kong: 4.25%
AIA Group Ltd. (Financials, Insurance)	8,967,500	70,326,865
Johnson Electric Holdings Ltd. (Consumer discretionary, Automobile components)	4,183,050	5,485,598
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	84,455,400	10,383,295
WH Group Ltd. (Consumer staples, Food products)144A	126,938,195	74,892,845
		161,088,603
India: 15.54%
Axis Bank Ltd. (Financials, Banks)	3,301,923	42,453,840
Bajaj Finance Ltd. (Financials, Consumer finance)	153,281	12,687,295
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	5,019,052	70,801,375
Bharti Airtel Ltd. (Partly Paid) (Communication services, Wireless telecommunication services)	347,789	3,227,911
Dalmia Bharat Ltd. (Materials, Construction materials)	624,658	17,143,162
Fortis Healthcare Ltd. (Health care, Health care providers & services)	3,759,970	19,578,984
HDFC Bank Ltd. (Financials, Banks)	4,074,376	71,651,401
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
India(continued)
HDFC Bank Ltd. ADR (Financials, Banks)	368,752	$20,462,048
IDFC First Bank Ltd. (Financials, Banks)†	9,124,275	9,261,977
ITC Ltd. (Consumer staples, Tobacco)	13,732,027	73,000,589
Kotak Mahindra Bank Ltd. (Financials, Banks)	1,027,262	22,577,993
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	450,000	15,460,428
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels)144A	2,332,274	161,292,173
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	964,273	16,304,626
UltraTech Cement Ltd. (Materials, Construction materials)	274,000	33,502,507
		589,406,309
Indonesia: 3.20%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	91,651,000	29,698,618
Bank Central Asia Tbk. PT (Financials, Banks)	62,747,500	37,963,894
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	75,500,000	18,937,427
Telkom Indonesia Persero Tbk. PT ADR (Communication services, Diversified telecommunication services)	1,377,471	34,657,170
		121,257,109
Luxembourg: 0.88%
InPost SA (Industrials, Air freight & logistics)†	2,222,122	33,375,875
Mexico: 9.80%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	3,667,304	66,194,837
Becle SAB de CV (Consumer staples, Beverages)	15,009,921	27,959,101
Cemex SAB de CV ADR (Materials, Construction materials)†	3,498,277	28,965,734
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	45,018,804	76,454,675
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	963,387	130,577,474
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	2,273,566	23,118,077
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,472,900	18,474,768
		371,744,666
Philippines: 0.69%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	10,092,675
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	3,067,644
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	12,977,274
		26,137,593
Russia: 0.00%
LUKOIL PJSC (Acquired 4-9-2002, cost $16,145,227) (Energy, Oil, gas & consumable fuels)♦†˃	340,179	0
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Russia(continued)
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃	80,400	$0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
Singapore: 0.36%
Sea Ltd. ADR (Communication services, Entertainment)†	357,740	13,644,204
South Africa: 3.08%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	5,038,543	25,711,438
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,571,500	51,789,373
Standard Bank Group Ltd. (Financials, Banks)	2,147,090	22,906,116
Tiger Brands Ltd. (Consumer staples, Food products)	1,471,933	16,500,430
		116,907,357
South Korea: 13.41%
KT Corp. (Communication services, Diversified telecommunication services)	335,000	8,873,480
KT Corp. ADR (Communication services, Diversified telecommunication services)	4,534,713	59,812,864
KT&G Corp. (Consumer staples, Tobacco)	352,091	23,912,000
LG Chem Ltd. (Materials, Chemicals)	67,109	21,762,431
NAVER Corp. (Communication services, Interactive media & services)	248,500	37,056,826
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	4,454,800	242,059,707
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	710,337	36,913,071
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	549,500	55,027,283
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	424,000	15,941,823
SK Telecom Co. Ltd. ADR (Communication services, Wireless telecommunication services)	340,000	7,123,000
		508,482,485
Taiwan: 14.21%
104 Corp. (Industrials, Professional services)	1,655,000	11,579,897
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,850,881	57,113,781
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	3,220,000	27,148,947
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,005,224	140,234,020
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Taiwan(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	2,040,052	$230,444,274
Uni-President Enterprises Corp. (Consumer staples, Food products)	31,312,368	72,359,219
		538,880,138
Thailand: 2.33%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	1,933,139	8,144,516
PTT PCL (Energy, Oil, gas & consumable fuels)	22,759,000	21,650,800
SCB X PCL (Financials, Banks)	8,405,100	24,601,581
Thai Beverage PCL (Consumer staples, Beverages)	86,427,000	33,742,028
		88,138,925
United States: 1.65%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	25,116	42,993,820
Southern Copper Corp. (Materials, Metals & mining)	237,452	19,494,809
		62,488,629
Total common stocks (Cost $2,974,681,086)		3,614,146,591

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 0.27%
Brazil: 0.27%
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.14	1,272,900	10,392,541
Total preferred stocks (Cost $7,897,430)			10,392,541

	Expiration date
Warrants: 0.00%
Brazil: 0.00%
Diagnosticos da America SA (Health care, Health care providers & services)♦†	4-30-2025	72,020	32,310
Total warrants (Cost $0)			32,310
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—January 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.60%
Investment companies: 4.60%
Allspring Government Money Market Fund Select Class♠∞		5.27%	174,356,947	$174,356,947
Total short-term investments (Cost $174,356,947)				174,356,947
Total investments in securities (Cost $3,157,096,154)	100.17%			3,798,928,389
Other assets and liabilities, net	(0.17)			(6,624,655)
Total net assets	100.00%			$3,792,303,734

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $35,789,377), representing 0.00% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp. ADR†	$2,512,470	$0	$0	$0	$463,465	$2,975,935	2,439,291	$0
Short-term investments
Allspring Government Money Market Fund Select Class	103,234,358	119,985,395	(48,862,806)	0	0	174,356,947	174,356,947	1,818,524
				$0	$463,465	$177,332,882		$1,818,524

†	Non-income-earning security
See accompanying notes to portfolio of investments
6 | Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Emerging Markets Equity Fund | 7

Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$217,759,467	$0	$0	$217,759,467
Chile	38,156,494	45,326,070	0	83,482,564
China	321,236,279	344,414,702	0	665,650,981
Colombia	15,701,686	0	0	15,701,686
Hong Kong	0	161,088,603	0	161,088,603
India	20,462,048	568,944,261	0	589,406,309
Indonesia	34,657,170	86,599,939	0	121,257,109
Luxembourg	0	33,375,875	0	33,375,875
Mexico	371,744,666	0	0	371,744,666
Philippines	3,067,644	23,069,949	0	26,137,593
Russia	0	0	0	0
Singapore	13,644,204	0	0	13,644,204
South Africa	116,907,357	0	0	116,907,357
South Korea	66,935,864	441,546,621	0	508,482,485
Taiwan	242,024,171	296,855,967	0	538,880,138
Thailand	21,650,800	66,488,125	0	88,138,925
United States	62,488,629	0	0	62,488,629
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	10,392,541	0	0	10,392,541
Warrants
Brazil	0	32,310	0	32,310
Short-term investments
Investment companies	174,356,947	0	0	174,356,947
Total assets	$1,731,185,967	$2,067,742,422	$0	$3,798,928,389
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Emerging Markets Equity Fund